Zevenbergen Genea Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 99.9%
	CONSUMER DISCRETIONARY ― 42.6%
31,202	Airbnb, Inc. (a)	$5,864,104
2,995	Amazon.com, Inc. (a)	9,266,769
65,850	Chegg, Inc. (a)	5,640,711
60,500	Chewy, Inc. (a)	5,124,955
1,100	Coursera, Inc. (a)	49,500
13,895	Etsy, Inc. (a)	2,802,205
7,875	MercadoLibre, Inc. (a)	11,593,102
12,410	Netflix, Inc. (a)	6,473,801
61,150	Peloton Interactive, Inc. (a)	6,875,706
41,425	Poshmark, Inc. (a)	1,681,855
27,605	Tesla, Inc. (a)	18,438,208
17,240	The Trade Desk, Inc. (a)	11,234,618
139,400	Uber Technologies, Inc. (a)	7,598,694
		92,644,228
	FINANCIALS ― 2.2%
52,315	Lemonade, Inc. (a)	4,872,096

	HEALTH CARE ― 1.0%
75,500	Green Thumb Industries Inc. ― ADR (a)	2,227,250

	INDUSTRIALS ― 10.2%
26,650	Axon Enterprise, Inc. (a)	3,795,493
29,600	Bill.com Holdings, Inc. (a)	4,306,800
69,960	Desktop Metal, Inc. (a)	1,042,404
52,500	Square, Inc. (a)	11,920,125
35,768	Virgin Galactic Holdings, Inc. (a)	1,095,574
		22,160,396
	REAL ESTATE ― 5.1%
85,315	Zillow Group, Inc. Class C (a)	11,060,237

	TECHNOLOGY ― 38.5%
33,500	Bumble Inc. (a)	2,089,730
14,700	Coupa Software Incorporated (a)	3,740,856
26,260	Datadog, Inc. (a)	2,188,508
18,540	MongoDB, Inc. (a)	4,958,152
17,025	NVIDIA Corporation	9,090,158
24,575	Okta, Inc. (a)	5,417,067
35,591	Olo Inc. (a)	939,247
95,030	Pinterest, Inc. (a)	7,035,071
6,350	ServiceNow, Inc. (a)	3,175,699
10,665	Shopify Inc. (a)	11,800,823
114,500	Snap Inc. (a)	5,987,205
23,800	Snowflake Inc. (a)	5,456,864
39,540	Sprout Social, Inc. (a)	2,283,830
22,050	Twilio Inc. (a)	7,513,758
52,000	Unity Software Inc. (a)	5,216,120
21,000	Zoom Video Communications, Inc. (a)	6,747,090
		83,640,178
	TELECOMMUNICATIONS ― 0.3%
30,300	fuboTV Inc. (a)	670,236

	TOTAL COMMON STOCKS
	(Cost $165,023,725)	$217,274,621

	TOTAL INVESTMENTS ― 99.9% (Cost $165,023,725)	217,274,621
	Other Assets in Excess of Liabilities ― 0.1%	167,199
	TOTAL NET ASSETS ― 100.0%	$217,441,820

(a)	Non Income Producing.
ADR	American Depository Receipt.

Valuation of Investments (Unaudited)
The Zevenbergen Genea Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:
Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.
Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as
Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2021:

Zevenbergen Genea Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$217,274,621	$-	$-	$217,274,621
Total	$217,27,621	$-	$-	$217,27,621

Please refer to the Schedule of Investments for further classification.